COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 – COMMITMENTS AND CONTINGENCIES

Mining Lease Agreements

In November 2011, the Company, through its wholly owned subsidiary, Amicor, entered into several mining lease agreements with certain officers of Amicor and affiliated companies owned by the officers of Amicor (collectively the “Lessors”). Such mining lease agreements granted and leased to the Company mineral properties located in the County of San Juan, Utah, County of Montrose, Colorado and County of San Miguel, Colorado. The term of the mining lease agreements was for the period of 20 years. The Company was required to pay the annual Federal Bureau of Land Management maintenance fees and other fees required to hold the mineral properties.

If the Company fails to keep or perform according to the terms of this agreement shall constitute an event of default and as such the Company shall have 10 days after receipt of default notice to make good or cure the default. Upon failure to cure the default, such mining lease agreements shall be terminated by the Lessors. The Company shall be under no further obligation or liability to the Lessors from and after the termination except for the performance of obligations and satisfaction of accrued liabilities to Lessors or third parties prior to such termination. On June 11, 2012, the Company terminated the leases in connection with the Rescission Agreement (see Note 1).

In December 2011, the Company, entered into a Lease Assignment and Acceptance Agreement with an affiliated company owned by the former officers of Amicor whereby the affiliated company agreed to assign its mineral rights and interests to the Company under a Surface and Mineral Lease Agreement dated in October 2011 with J.H. Ranch, Inc. located in San Juan County, Utah. The Company agreed to perform all of the affiliated company’s obligation under the Surface and Mineral Lease Agreement, including the payment of all lease payments, annual rents, advanced royalties, production royalties and other compensation as defined in the Agreement. The term of this agreement is 20 years.

The following schedule consists of the lease payment to Lessor based from the Agreement:

Due Date of Lease Payments from October 2011	Amount of Lease Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The Company is required under the terms of the Agreement to make annual rent payments commencing on or before the 30th day after the 5th anniversary and each year thereafter and shall pay $10 for each acre of land contained within the lease premises.

The following schedule consists of the advance royalty payments to Lessor based from the Agreement:

Due Date of Advance Royalty Payments from October 2011	Amount of Advance Royalty Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The Company shall pay a production royalty of 6.25% of the fair market value of all crude ores containing uranium, canadium and associated and related minerals mined and sold from the leased deposits. When production royalty payments from the sales of ores from the leased premises equal the cumulative amount due to Lessor as advanced royalty payment, the Company shall pay Lessor 12.5% of the fair market value as defined in the Agreement. In November 2012, the Company paid the lease payment and advance royalty payment due on the 1st anniversary of the agreement for a total of $85,000.

On January 30, 2012, the Company entered into a Mining Claim and Lease Sale/Purchase Agreement with Robert A. Larson whereby Mr. Larson sold and quitclaimed certain claims to the Company under a quitclaim deed and assigned the lease to the Company pursuant to a lease assignment in consideration for an aggregate purchase price One Hundred and Fifty Thousand Dollars ($150,000).  Pursuant to the terms of the agreement and the Quitclaim Deed, the Company shall pay to Mr. Larson a Production Royalty, on a quarterly basis, equal to 5% of the fair market value (calculated pursuant to the terms of the Quitclaim Deed) of all crude ores containing uranium, vanadium and associated and related minerals mined and shipped or sold from the Claims or fed to “Initial Process” defined in the Quitclaim Deed as “any processing or milling procedure to up-grade, concentrate or refine crude ores, including custom milling or other processing arrangement whereby title to the crude ore and all products derived therefrom is retained by the Company. Such property is located in San Miguel County, Colorado consisting of 320 acres more or less. The term of the assigned lease shall be for a period of 10 years and the Company shall have the right to renew and extend for an additional 10 year period. Under the lease, the Company shall pay annual rent payments of $10 for each acre of land contained within the property. Once development, mining and/or production has commenced and defined areas for mining has been designated, the annual rent payment for that portion shall be $25 for each acre designated with the remaining acreage shall continue to be paid at $10 for each acre. The Company shall also pay surface damage as defined in the Lease Sale/Purchase Agreement.

Agreements Purchased from Pershing Gold Corporation

On June 11, 2012, the Company and Pershing executed the exercise of the Option, through the assignment of Pershing’s wholly owned subsidiary, Acquisition Sub. As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets including certain lease agreements in uranium mining claims in Arizona, California and North Dakota.

Uranium Lease Agreements

The Company acquired the following Uranium lease agreements:

1)	Slope County, North Dakota, Lease 1 and 2

On June 28, 2007, through Acquisition Sub’s majority owned subsidiary, Secure Energy, LLC, signed a 20 year mining lease to develop and operate 472.8 acres of uranium mining properties in the Slope County, North Dakota. The Company prepaid the annual payment of $10 per net acre for eight years amounting to $36,717 at the date of signing. The Company will pay a production royalty of $0.75 per pound of all uranium sales.

2)	Slope County, North Dakota, Lease 3

On November 23, 2007, through Acquisition Sub’s majority owned subsidiary, Secure Energy, LLC, the Company signed a 10 year mining lease, with the right to extend an additional 10 years, to develop and operate 554.24 acres of uranium mining properties in the Slope County, North Dakota. The Company prepaid the annual payment of $10 per net acre for ten years amounting to $53,775 at the date of signing. The Company will pay a production royalty of $0.75 per pound of all uranium sales or 5% of net proceeds from the sale of uranium bearing ores.

Uranium Royalty agreements

On June 11, 2012, through the assignment of Acquisition Sub, the Company purchased a 100% interest in 86 unpatented lode mining claims located in Mohave County, Arizona. The Company will pay a 3% net smelter returns royalty on all uranium sales. The Company shall have the right to reduce the royalty from 3% to 0% by paying the aggregate sum of $1,500,000 ($500,000 for each 1%).

On June 11, 2012, through the assignment of Acquisition Sub, the Company assumed the purchase and sale agreement with Absaroka Stone LLC to purchase certain unpatented mining claims commonly known as the “Uinta County (Carnotite) Uranium Prospect” located in the Uinta County of Wyoming.  Pursuant to the terms of the agreement, Absaroka Stone LLC agreed not to stake for its own account any additional mining claims within a 15 mile radius of the property.  Any additional mining claims to be located within a 15 mile radius of the property (the “Claim Body”) were to be located, staked and filed by the Company, at its expense and held in its name.   Such agreement requires a minimum of $200,000 relating to location, maintenance, exploration, development or equipping any one or more of the mining claims that comprise the Claim Body for commercial production within 24 months from the date of the agreement in May 2011.  If the Company fails to incur a minimum of $200,000 in expenses related to the foregoing within 24 months, the Company shall pay an aggregate sum of $50,000 to Absaroka Stone LLC. Pursuant to the terms of the agreement, the Company would pay a 1% gross royalty to Absaroka Stone LLC on any revenues derived from the sale of all uranium-vanadium, gold, silver, copper and rare earth ores or concentrates produced from the Claim Body, up to an aggregate of $1,000,000.  The Company has the option to eliminate the royalty obligations by paying Absaroka Stone LLC an aggregate payment of $1,000,000.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Mining Lease Agreements

In November 2011, the Company, through its wholly owned subsidiary, Amicor, entered into several mining lease agreements with certain officers of Amicor and affiliated companies owned by the officers of Amicor (collectively the “Lessors”). Such mining lease agreements granted and leased to the Company mineral properties located in the County of San Juan, Utah, County of Montrose, Colorado and County of San Miguel, Colorado. The term of the mining lease agreements was for the period of 20 years. The Company was required to pay the annual Federal Bureau of Land Management maintenance fees and other fees required to hold the mineral properties. If the Company fails to keep or perform according to the terms of this agreement shall constitute an event of default and as such the Company shall have 10 days after receipt of default notice to make good or cure the default. Upon failure to cure the default, such mining lease agreements shall be terminated by the Lessors. The Company shall be under no further obligation or liability to the Lessors from and after the termination except for the performance of obligations and satisfaction of accrued liabilities to Lessors or third parties prior to such termination. On June 11, 2012, the Company terminated the leases in connection with the Rescission Agreement (see Note 1).

In December 2011, the Company, entered into a Lease Assignment and Acceptance Agreement with an affiliated company owned by the former officers of Amicor whereby the affiliated company agreed to assign its mineral rights and interests to the Company under a Surface and Mineral Lease Agreement dated in October 2011 with J.H. Ranch, Inc. located in San Juan County, Utah. The Company agreed to perform all of the affiliated company’s obligation under the Surface and Mineral Lease Agreement, including the payment of all lease payments, annual rents, advanced royalties, production royalties and other compensation as defined in the 20 year term Agreement.

The following schedule consists of the lease payment to Lessor based from the Agreement:

Due Date of Lease Payments from October 2011	Amount of Lease Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The Company is required under the terms of the Agreement to make annual rent payments commencing on or before the 30th day after the 5th anniversary and each year thereafter and shall pay $10 for each acre of land contained within the lease premises.

The following schedule consists of the advance royalty payments to Lessor based from the Agreement:

Due Date of Advance Royalty Payments from October 2011	Amount of Advance Royalty Payment

On or before the 30th day after the 1st Anniversary - paid	$42,500
On or before the 30th day after the 2nd Anniversary	$70,000
On or before the 30th day after the 3rd Anniversary	$87,500
On or before the 30th day after the 4th Anniversary as the 5th and final payment	$87,500

The Company shall pay a production royalty of 6.25% of the fair market value of all crude ores containing uranium, canadium and associated and related minerals mined and sold from the leased deposits. When production royalty payments from the sales of ores from the leased premises equal the cumulative amount due to Lessor as advanced royalty payment, the Company shall pay Lessor 12.5% of the fair market value as defined in the Agreement. In November 2012, the Company paid the lease payment and advance royalty payment due on the 1st anniversary of the agreement for a total of $85,000.

On January 30, 2012, the Company entered into a Mining Claim and Lease Sale/Purchase Agreement with Robert A. Larson whereby Mr. Larson sold and quitclaimed certain claims to the Company under a quitclaim deed and assigned the lease to the Company pursuant to a lease assignment in consideration for an aggregate purchase price One Hundred and Fifty Thousand Dollars ($150,000).  Pursuant to the terms of the agreement and the Quitclaim Deed, the Company shall pay to Mr. Larson a Production Royalty, on a quarterly basis, equal to 5% of the fair market value (calculated pursuant to the terms of the Quitclaim Deed) of all crude ores containing uranium, vanadium and associated and related minerals mined and shipped or sold from the Claims or fed to “Initial Process” defined in the Quitclaim Deed as “any processing or milling procedure to up-grade, concentrate or refine crude ores, including custom milling or other processing arrangement whereby title to the crude ore and all products derived therefrom is retained by the Company. Such property is located in San Miguel County, Colorado consisting of 320 acres more or less. The term of the assigned lease shall be for a period of 10 years and the Company shall have the right to renew and extend for an additional 10 year period. Under the lease, the Company shall pay annual rent payments of $10 for each acre of land contained within the property. Once development, mining and/or production has commenced and defined areas for mining has been designated, the annual rent payment for that portion shall be $25 for each acre designated with the remaining acreage shall continue to be paid at $10 for each acre. The Company shall also pay surface damage as defined in the Lease.

Agreements Purchased from Pershing Gold Corporation

On June 11, 2012, the Company and Pershing executed the exercise of the Option, through the assignment of Pershing’s wholly owned subsidiary, Acquisition Sub (see Note 5). As a result of the assignment, Acquisition Sub became a wholly owned subsidiary of the Company and the Company acquired all of Pershing’s uranium assets including certain lease agreements in uranium mining claims in Arizona, California and North Dakota.

Uranium Lease Agreements

The Company acquired the following Uranium lease agreements:

1)	Slope County, North Dakota, Lease 1 and 2

On June 28, 2007, through Acquisition Sub’s majority owned subsidiary, Secure Energy, LLC, signed a 20 year mining lease to develop and operate 472.8 acres of uranium mining properties in the Slope County, North Dakota. The Company prepaid the annual payment of $10 per net acre for eight years amounting to $36,717 at the date of signing. The Company will pay a production royalty of $0.75 per pound of all uranium sales.

2)	Slope County, North Dakota, Lease 3

On November 23, 2007, through Acquisition Sub’s majority owned subsidiary, Secure Energy, LLC, the Company signed a 10 year mining lease, with the right to extend an additional 10 years, to develop and operate 554.24 acres of uranium mining properties in the Slope County, North Dakota. The Company prepaid the annual payment of $10 per net acre for ten years amounting to $53,775 at the date of signing. The Company will pay a production royalty of $0.75 per pound of all uranium sales or 5% of net proceeds from the sale of uranium bearing ores.

Royalty agreements

On June 11, 2012, through the assignment of Acquisition Sub, the Company purchased a 100% interest in 86 unpatented lode mining claims located in Mohave County, Arizona. The Company will pay a 3% net smelter returns royalty on all uranium sales. The Company shall have the right to reduce the royalty from 3% to 0% by paying the aggregate sum of $1,500,000 ($500,000 for each 1%).

On June 11, 2012, through the assignment of Acquisition Sub, the Company assumed the purchase and sale agreement with Absaroka Stone LLC to purchase certain unpatented mining claims commonly known as the “Uinta County (Carnotite) Uranium Prospect” located in the Uinta County of Wyoming.  Pursuant to the terms of the agreement, Absaroka Stone LLC agreed not to stake for its own account any additional mining claims within a 15 mile radius of the property.  Any additional mining claims to be located within a 15 mile radius of the property (the “Claim Body”) were to be located, staked and filed by the Company, at its expense and held in its name.   Such agreement requires a minimum of $200,000 relating to location, maintenance, exploration, development or equipping any one or more of the mining claims that comprise the Claim Body for commercial production within 24 months from the date of the agreement in May 2011.  If the Company fails to incur a minimum of $200,000 in expenses related to the foregoing within 24 months, the Company shall pay an aggregate sum of $50,000 to Absaroka Stone LLC. Pursuant to the terms of the agreement, the Company would pay a 1% gross royalty to Absaroka Stone LLC on any revenues derived from the sale of all uranium-vanadium, gold, silver, copper and rare earth ores or concentrates produced from the Claim Body, up to an aggregate of $1,000,000.  The Company has the option to eliminate the royalty obligations by paying Absaroka Stone LLC an aggregate payment of $1,000,000.